Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Major Related Parties and their Relationships with the Group	The table below sets forth the major related parties and their relationships with the Group as of December 31, 2023 and 2024:
Name of related parties	Relationship with the Group
Fu-Feng Kuo	CEO and Chairwoman of the Company
Ju-Ting Chen	The shareholder of the Company
Xue-Juan Chen	The fourth degree of kinship to CEO
Alfred Ying	CFO
Panatoz Corporation	Significantly influenced by Fu-Feng Kuo, CEO of the Company
Zhao Jian Fu Co., Ltd.	Significantly influenced by Fu-Feng Kuo, CEO of the Company
Nobel Consumer Corporation	Managed by Xue-Juan Chen, a related party of the Company

Schedule of Related Party Balances

The related party balances and transactions were summarized as follows:

	As of December 31,
	2023	2024
Loan from related parties
Nobel Consumer Corporation	$1,375	$1,706
Fu-Feng Kuo	1,305	2,018
Panatoz Corporation	471	1,336
Zhao Jian Fu Co., Ltd.	—	455
	$3,151	$5,515

Accrued expenses
Nobel Consumer Corporation	$35	$64
Fu-Feng Kuo	18	53
Panatoz Corporation	1	21
Zhao Jian Fu Co., Ltd.	—	9
Alfred Ying	1	—
	$55	$147
Operating lease liabilities due to related parties (including current and non-current)
Panatoz Corporation	$116	$65
Zhao Jian Fu Co., Ltd.	81	110
Fu-Feng Kuo	2	—
	$199	$175

Other non-current liabilities due to related parties
Ju-Ting Chen	$566	$566
Fu-Feng Kuo	62	62
	$628	$628

Schedule of Related Party Transactions of Rental Expenses

During the years ended December 31, 2023 and 2024, related party transactions of rental expenses consisted of the following:

	Years ended December 31,
	2023	2024
Zhao Jian Fu Co., Ltd.	$83	$80
Panatoz Corporation	48	47
Fu-Feng Kuo	2	2
	$133	$129